Document and Entity Information	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Entity Registrant Name	PEAPACK-GLADSTONE FINANCIAL CORPORATION
Document Type	DEF 14A
Amendment Flag	false
Entity Central Index Key	0001050743